Description of Business and Nature of Operations	12 Months Ended
Dec. 31, 2017
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Description of Business and Nature of Operations
1.	Description of Business and Nature of Operations

Wheaton Precious Metals Corp. (formerly Silver Wheaton Corp.) is a mining company which generates its revenue primarily from the sale of silver and gold. Wheaton Precious Metals Corp. (“Wheaton Precious Metals” or “Wheaton” or the “Company”), which is the ultimate parent company of its consolidated group, is incorporated and domiciled in Canada, and its principal place of business is at Suite 3500 - 1021 West Hastings Street, Vancouver, British Columbia, V6E 0C3. The Company trades on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) under the symbol WPM.

The Company has entered into 18 long-term purchase agreements and three early deposit long-term purchase agreements for silver and/or gold (“precious metal purchase agreements”) relating to 20 mining assets which are currently operating and 9 which are at various stages of development, whereby Wheaton acquires silver and gold production from the counterparties for an initial upfront payment plus an additional cash payment for each ounce delivered which is fixed by contract, generally at or below the prevailing market price.

The consolidated financial statements of the Company for the year ended December 31, 2017 were authorized for issue as of March 21, 2018 in accordance with a resolution of the Board of Directors.